IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Wholesale Rankings of 22 Grade Internal Risk Ratings with Ratings Used by S&P and Moody's	The following table aligns the relative rankings of our
22-grade
internal risk ratings with the external ratings used by S&P and Moody’s.

Internal ratings map*	Table 42

PD Bands

Ratings	Business and Bank	Sovereign	BRR	S&P	Moody’s	Description
1	0.0000% – 0.0500%	0.0000% – 0.0150%	1+	AAA	Aaa	Investment Grade
2	0.0000% – 0.0500%	0.0151% – 0.0250%	1H	AA+	Aa1
3	0.0000% – 0.0500%	0.0251% – 0.0350%	1M	AA	Aa2
4	0.0000% – 0.0500%	0.0351% – 0.0450%	1L	AA-	Aa3
5	0.0000% – 0.0550%	0.0451% – 0.0550%	2+H	A+	A1
6	0.0551% – 0.0650%		2+M	A	A2
7	0.0651% – 0.0750%		2+L	A-	A3
8	0.0751% – 0.0850%		2H	BBB+	Baa1
9	0.0851% – 0.1030%		2M	BBB	Baa2
10	0.1031% – 0.1775%		2L	BBB-	Baa3
11	0.1776% – 0.3470%		2-H	BB+	Ba1	Non-investment Grade
12	0.3471% – 0.6460%		2-M	BB	Ba2
13	0.6461% – 1.0620%		2-L	BB-	Ba3
14	1.0621% – 1.5520%		3+H	B+	B1
15	1.5521% – 2.2165%		3+M	B	B2
16	2.2166% – 4.5070%		3+L	B-	B3
17	4.5071% – 7.1660%		3H	CCC+	Caa1
18	7.1661% – 13.1760%		3M	CCC	Caa2
19	13.1761% – 24.9670%		3L	CCC-	Caa3
20	24.9671% – 99.9990%		4	CC	Ca
21	100%		5	D	C	Impaired
22	100%		6	D	C

*	This table represents an integral part of our 2023 Annual Consolidated Financial Statements.

Summary of Retail PD Bands to Various Risk Levels	The following table maps PD bands to various summarized risk levels for retail exposures:

Internal ratings map*	Table 43

PD bands	Description
0.050% – 3.965%	Low risk
3.966% – 7.428%	Medium risk
7.429% – 99.99%	High risk
100%	Impaired/Default

*	This table represents an integral part of our 2023 Annual Consolidated Financial Statements.

Summary of Market Risk VaR and Market Risk SVaR
Market risk measures – FVTPL positions

Market risk measures*	Table 51

	October 31, 2023				October 31, 2022 (1)
		For the year ended				For the year ended

(Millions of Canadian dollars)	As at	Average	High	Low	As at	Average	High	Low
Equity	$10	$11	$26	$6	$20	$18	$30	$10
Foreign exchange	4	3	25	2	3	4	7	1
Commodities	5	5	8	4	6	5	6	3
Interest rate (2)	38	32	49	20	31	29	65	13
Credit specific (3)	7	5	8	4	5	7	9	4
Diversification (4)	(35)	(31)	n.m.	n.m.	(34)	(33)	n.m.	n.m.
Trading VaR	$29	$25	$36	$16	$31	$30	$50	$19
Total VaR (5)	$121	$51	$127	$27	$59	$53	$87	$34

*	This table represents an integral part of our 2023 Annual Consolidated Financial Statements.
(1)	Amounts have been revised from those previously presented to align with a trading VaR view.
(2)	General credit spread risk and funding spread risk associated with uncollateralized derivatives are included under interest rate VaR.
(3)	Credit specific risk captures issuer-specific credit spread volatility.
(4)	Trading VaR is less than the sum of the individual risk factor VaR results due to risk factor diversification.
(5)	The average total VaR for the year ended October 31, 2023 includes $14 million (October 31, 2022 – $11 million) related to loan underwriting commitments.
n.m.	not meaningful

Summary of Market Risk Structural Interest Rate Sensitivities Measures

Market risk controls – Interest Rate Risk in the Banking Book (IRRBB) positions
2
IRRBB arises primarily from traditional customer-originated banking products such as deposits and loans, and includes related hedges and interest rate risk from securities held for liquidity management purposes. Factors contributing to IRRBB include mismatches between asset and liability repricing dates, relative changes in asset and liability rates in response to market rate scenarios, and other product features affecting the expected timing of cash flows, such as options to pre-pay
loans or redeem term deposits prior to contractual maturity. IRRBB sensitivities are regularly measured and reported, and subject to limits and controls with independent oversight from GRM.
The Board approves the risk appetite for IRRBB, and the Asset Liability Committee (ALCO) and GRM provide ongoing governance through IRRBB risk policies, limits, operating standards and other controls. IRRBB reports are reviewed regularly by GRM, ALCO, the GRC, the Risk Committee of the Board and the Board.

IRRBB measurement

To monitor and control IRRBB, we assess two primary metrics, Net Interest Income (NII) risk and Economic Value of Equity (EVE) risk, under a range of market shocks, scenarios, and time horizons. Market scenarios include currency-specific parallel and non-parallel
yield curve changes, interest rate volatility shocks, and interest rate scenarios prescribed by regulators.
In measuring NII risk, detailed banking book balance sheets and income statements are dynamically simulated to estimate the impact of market stress scenarios on projected NII. Assets, liabilities and off-balance
sheet positions are simulated over various time horizons. The simulations incorporate maturities, renewals, and new originations along with prepayment and redemption behaviour. Product pricing and volumes are forecasted based on past experience to determine response expectations under a given market shock scenario. EVE risk captures the market value sensitivity to changes in rates. In measuring EVE risk, deterministic (single-scenario) and stochastic (multiple-scenario) valuation techniques are applied to spot position data. NII and EVE risks are measured for a range of market risk stress scenarios which include extreme but plausible changes in market rates and volatilities. IRRBB measures assume continuation of existing hedge strategies.
Management of NII and EVE risk is complementary and supports our efforts to generate a sustainable high-quality NII stream. NII and EVE risks for specific units are measured daily, weekly or monthly depending on materiality, complexity and hedge strategy.
A number of assumptions affecting cash flows, product
re-pricing
and the administration of rates underlie the models used to measure NII and EVE risk. The key assumptions pertain to the projected funding date of mortgage rate commitments, fixed-rate loan prepayment behaviour, term deposit redemption behaviour, and the term and rate profile of non-maturity
deposits. All assumptions are derived empirically based on historical client behaviour and product pricing with consideration of possible forward-looking changes. All models and assumptions used to measure IRRBB are subject to independent oversight by GRM.

Market risk measures – IRRBB Sensitivities

The following table shows the potential
before-tax
impact of an immediate and sustained 100 bps increase or decrease in interest rates on projected EVE and
12-month
NII, assuming no subsequent hedging. Interest rate risk measures are based on current on and off-balance
sheet positions which can change over time in response to business activity and management actions.

Market risk – IRRBB measures*	Table 52

	October 31 2023						October 31 2022
	EVE risk			NII risk (1)

(Millions of Canadian dollars)	Canadian dollar impact	U.S. dollar impact	Total	Canadian dollar impact	U.S. dollar impact	Total	EVE risk	NII risk (1)

Before-tax impact of:
100 bps increase in rates	$(1,445)	$(107)	$(1,552)	$381	$270	$651	$(1,900)	$781
100 bps decrease in rates	1,430	(77)	1,353	(409)	(342)	(751)	1,709	(839)

*	This table represents an integral part of our 2023 Annual Consolidated Financial Statements.
(1)	Represents the 12-month NII exposure to an instantaneous and sustained shift in interest rates.

Summary of Long-Term Funding Sources

Long-term funding sources* (1)	Table 56

	As at
(Millions of Canadian dollars)	October 31 2023	October 31 2022
Unsecured long-term funding	$139,882	$119,241
Secured long-term funding	74,720	68,953
Subordinated debentures	12,038	10,639
	$226,640	$198,833

*	This table represents an integral part of our 2023 Annual Consolidated Financial Statements.
(1)	Based on original term to maturity greater than 1 year.

Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis

Contractual maturities of financial liabilities and off-balance sheet items – undiscounted basis*	Table 64

	As at October 31, 2023
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$510,868	$482,738	$74,465	$124,906	$42,920	$1,235,897
Other
Acceptances	–	21,740	–	5	–	21,745
Obligations related to securities sold short	–	33,741	–	–	–	33,741
Obligations related to assets sold under repurchase agreements and securities loaned	23,381	311,154	279	–	–	334,814
Other liabilities	608	54,844	284	657	12,463	68,856
Lease liabilities	–	653	621	1,519	1,971	4,764
Subordinated debentures	–	–	–	1,939	9,457	11,396
	534,857	904,870	75,649	129,026	66,811	1,711,213
Off-balance sheet items
Financial guarantees (2)	$23,308	$2	$4	$–	$–	$23,314
Other commitments (3)	–	61	55	128	178	422
Commitments to extend credit (2)	5,617	114,495	48,848	178,048	9,185	356,193
	28,925	114,558	48,907	178,176	9,363	379,929
Total financial liabilities and off-balance sheet items	$563,782	$1,019,428	$124,556	$307,202	$76,174	$2,091,142

	As at October 31, 2022
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$562,288	$463,711	$50,169	$106,568	$37,260	$1,219,996
Other
Acceptances	–	17,872	–	–	–	17,872
Obligations related to securities sold short	–	35,395	–	–	–	35,395
Obligations related to assets sold under repurchase agreements and securities loaned	16,367	256,756	948	–	–	274,071
Other liabilities	508	61,420	220	709	9,191	72,048
Lease liabilities	–	654	630	1,609	2,217	5,110
Subordinated debentures	–	110	–	1,884	8,042	10,036
	579,163	835,918	51,967	110,770	56,710	1,634,528
Off-balance sheet items
Financial guarantees (2)	$20,289	$2	$–	$–	$–	$20,291
Other commitments (3)	–	73	60	136	187	456
Commitments to extend credit (2)	284,606	48,573	1	36	–	333,216
	304,895	48,648	61	172	187	353,963
Total financial liabilities and off-balance sheet items	$884,058	$884,566	$52,028	$110,942	$56,897	$1,988,491

*	This table represents an integral part of our 2023 Annual Consolidated Financial Statements.
(1)	A major portion of relationship-based deposits are repayable on demand or at short notice on a contractual basis while, in practice, these customer balances form a core base for our operations and liquidity needs, as explained in the preceding Deposit and funding profile.
(2)
We believe that it is highly unlikely that all or substantially all of these guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled. The management of the liquidity risk associated with potential extensions of funds is outlined in the preceding Risk measurement and internal liquidity reporting section.

(3)	Includes commitments related to short-term and low-dollar value leases, leases not yet commenced, and lease payments related to non-recoverable tax.